Form N-1A Supplement	Dec. 31, 2025
BBH U.S. Government Money Market Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

BBH U.S. GOVERNMENT MONEY MARKET FUND

INSTITUTIONAL SHARES (BBSXX)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Prospectus. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information.

I.	Change of Investment Adviser

The Board of Trustees (the “Board”) of the BBH Trust (the “Trust”) unanimously approved a change of the investment adviser of the BBH U.S. Government Money Market Fund (the “Fund”) at the December 10, 2025, Board meeting. Effective January 1, 2026, Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners”), a subsidiary that is majority owned and controlled by Brown Brothers Harriman & Co. (“BBH&Co.”) will become the investment adviser of the Fund.

II.	Fees and Expenses

Effective January 1, 2026, the fee table in the section captioned “Fees and Expenses” on page 1 of the prospectus is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses*

(Expenses that you pay each year as a percentage of the value of your investment)

Institutional Shares
Management Fees	0.18%
Distribution (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.22%

*	Fees reflected in the table as of January 1, 2026.

III.	Principal Investment Strategies

Effective January 1, 2026, the section captioned “Principal Investment Strategies” on page 1 of the prospectus is revised by replacing the first sentence of the second paragraph of that section with the following:

“Brown Brothers Harriman Credit Partners, LLC (“BBH Credit Partners” or “Investment Adviser”), serves as the Fund’s investment adviser.